Consolidated and Combined Statements of Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Member Units [Member]
Balance (Predecessor) at Dec. 30, 2012	$ 242.9				$ 0.9	$ 242.0
Net income | Predecessor	33.7					33.7
Other comprehensive loss | Predecessor	(0.5)				(0.5)
Balance (Predecessor) at Dec. 22, 2013	276.1				0.4	$ 275.7
Issuance of Common Stock	78.2	$ 0.1	$ 78.1
Issuance of Common Stock (Shares)		13,477,000
Net income	(9.5)			$ (9.5)
Balance at Dec. 29, 2013	68.7	$ 0.1	78.1	(9.5)
Balance, shares at Dec. 29, 2013		13,477,000
Net income	21.7			21.7
Other comprehensive loss	(0.4)				(0.4)
Redeemable convertible preferred stock dividends	(18.6)			(18.6)
Redeemable convertible preferred stock beneficial conversion feature	(3.9)		3.9	(3.9)
Common stock purchased by employees	6.3		6.3
Common stock purchased by employees (Shares)		611,700
Stock based compensation	1.1		1.1
Balance at Dec. 28, 2014	$ 78.8	$ 0.1	89.4	(10.3)	(0.4)
Balance, shares at Dec. 28, 2014	14,088,689	14,088,700
Net income	$ 28.9			28.9
Other comprehensive loss	(0.8)				(0.8)
Redeemable convertible preferred stock dividends	(24.2)			(24.2)
Redeemable convertible preferred stock beneficial conversion feature	(18.6)		18.6	(18.6)
Common stock purchased by employees	2.2		2.2
Common stock purchased by employees (Shares)		171,300
Treasury stock	(0.1)		(0.1)
Treasury stock (Shares)		(9,900)
Stock based compensation	3.0		3.0
Balance at Jan. 03, 2016	$ 87.8	$ 0.1	$ 113.1	$ (24.2)	$ (1.2)
Balance, shares at Jan. 03, 2016	14,250,111	14,250,100
Net income	$ 36.2
Redeemable convertible preferred stock beneficial conversion feature	0.0
Balance at Oct. 02, 2016	$ 152.8
Balance, shares at Oct. 02, 2016	39,542,239